Investments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Information on investments
Net profit (loss) for the year	R$ 3,915,771	R$ (729,197)	R$ 2,760,189
Equity	5,472,800	1,720,710	945,489	R$ 5,597,058
Borealis
Information on investments
Net profit (loss) for the year	17,752	10,538	(3,914)
Equity	R$ 166,630	162,629
Interest in total and voting capital (%)	20.00%
RPR
Information on investments
Net profit (loss) for the year	R$ 106,109	86,682	24,784
Equity	R$ 201,038	175,896
Interest in total and voting capital (%)	33.20%
Odebrecht Comercializadora de Energia S.A. ("OCE")
Information on investments
Net profit (loss) for the year	R$ (543)	(5,720)	R$ 10,490
Equity	R$ 5,178	R$ 5,721
Interest in total and voting capital (%)	20.00%